SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS

25.	SUBSEQUENT EVENTS

On January 23, 2023, the Company amended the expiry date and price of its February 11, 2023 and CAD$11.50 warrants to May 11, 2023 and CAD$4.25.

Between January 23, 2023 and March 22, 2023, the Company received $5,475,102 (CAD$7,474,543) from the exercise of 1,758,716 warrants.